Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2021	Nov. 01, 2020	Oct. 31, 2021	Nov. 01, 2020	Jan. 31, 2021	Feb. 02, 2020	Feb. 03, 2019
Current:
Federal					$ 11.6	$ 7.5	$ 11.3
State					3.2	2.2	2.6
Total					14.8	9.7	13.9
Deferred:
Federal					(4.2)	(2.7)	(6.0)
State					(1.5)	(0.9)	(0.9)
Total					(5.7)	(3.6)	(6.9)
Total provision	$ 24.9	$ 7.5	$ 34.2	$ 12.6	$ 9.1	$ 6.1	$ 7.0